UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2014

Date of reporting period:	10/31/2013

Item 1.	Schedule of Investments

Prudential Core Taxable Money Market Fund

Schedule of Investments

as of October 31, 2013 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 13.8%
Bank of Montreal	0.180%		01/02/14	50,000	$ 50,000,000
Bank of Montreal	0.252%	(a)	06/18/14	289,600	289,600,000
Bank of Nova Scotia	0.252%	(a)	06/19/14	181,500	181,500,000
Bank of Nova Scotia	0.473%	(a)	11/18/13	23,150	23,152,604
Bank of Nova Scotia	0.765%	(a)	02/10/14	45,000	45,056,476
Bank of Nova Scotia	0.448%	(a)	03/27/14	100,000	100,084,950
Bank of Nova Scotia	0.496%	(a)	01/03/14	8,250	8,253,412
Bank of Nova Scotia	0.715%	(a)	02/13/14	45,000	45,051,567
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.120%		11/05/13	75,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.210%		01/10/14	285,600	285,600,000
Branch Banking & Trust Co.	0.140%		11/01/13	152,600	152,600,000
Caisse Centrale Desjardins du Quebec, 144A	0.258%	(a)	10/23/14	120,000	120,000,000
Canadian Imperial Bank of Commerce	0.254%	(a)	06/13/14	223,000	223,000,000
Commonwealth Bank of Australia	1.494%	(a)	01/17/14	3,000	3,007,954
Deutsche Bank AG	0.210%		12/27/13	100,000	100,000,000
Deutsche Bank AG	0.230%		02/28/14	213,500	213,500,000
DNB Bank ASA	0.255%		01/24/14	172,000	171,997,996
HSBC Bank PLC, 144A	0.292%	(a)	05/23/14	65,000	65,000,000
JPMorgan Chase Bank NA	0.200%		11/18/13	162,000	162,000,000
JPMorgan Chase Bank NA	0.288%	(a)	07/31/14	156,500	156,500,000
JPMorgan Chase Bank NA	0.330%		02/18/14	169,000	169,000,000
Norinchukin Bank	0.230%		11/06/13	83,000	83,000,691
Norinchukin Bank	0.220%		12/04/13	144,000	144,002,634
Rabobank Nederland	0.325%	(a)	02/07/14	50,000	50,016,574
Royal Bank of Canada	0.274%	(a)	10/17/14	176,700	176,700,000
Royal Bank of Canada	0.300%	(a)	03/26/14	67,000	67,000,000
Royal Bank of Canada	0.310%	(a)	01/25/14	80,000	80,000,000
Societe Generale SA	0.180%		11/07/13	257,000	257,000,000
Sumitomo Mitsui Banking Corp.	0.230%		01/13/14	286,500	286,500,000
Svenska Handelsbanken AB	0.185%		11/26/13	140,000	140,000,174
Toronto Dominion Bank	0.220%		11/22/13	300,000	300,000,000
Toronto Dominion Bank	0.241%	(a)	07/28/14	277,600	277,600,000
Wells Fargo Bank NA	0.174%	(a)	12/06/13	200,000	200,000,000
Wells Fargo Bank NA	0.210%		03/27/14	162,000	162,000,000
Wells Fargo Bank NA	0.223%	(a)	08/20/14	80,000	80,000,000
Wells Fargo Bank NA	0.224%	(a)	03/07/14	100,000	100,000,000
Wells Fargo Bank NA	0.227%	(a)	07/11/14	47,000	47,000,000
Westpac Banking Corp.	0.313%	(a)	11/21/13	20,000	20,000,941

					5,110,725,973

COMMERCIAL PAPER — 18.6%
ABN AMRO Funding USA LLC, 144A	0.280%	(b)	01/06/14	70,000	69,964,067
ABN AMRO Funding USA LLC, 144A	0.280%	(b)	01/07/14	164,000	163,914,538
ABN AMRO Funding USA LLC, 144A	0.230%	(b)	11/13/13	30,000	29,997,700
BHP Billiton Finance (USA) Ltd., 144A	0.150%	(b)	01/21/14	50,000	49,983,125
BHP Billiton Finance (USA) Ltd., 144A	0.150%	(b)	01/22/14	25,000	24,991,458
BHP Billiton Finance (USA) Ltd., 144A	0.150%	(b)	02/18/14	27,050	27,037,715
BHP Billiton Finance (USA) Ltd., 144A	0.150%	(b)	01/23/14	104,625	104,588,817
Caisse Centrale Desjardins du Quebec, 144A	0.230%	(b)	02/19/14	45,800	45,753,182
Caisse Centrale Desjardins du Quebec, 144A	0.215%	(b)	02/18/14	50,000	49,967,451
Caisse Centrale Desjardins du Quebec, 144A	0.235%	(b)	03/18/14	50,000	49,955,285
Commonwealth Bank of Australia, 144A	0.240%	(b)	12/23/13	37,000	36,987,173
Commonwealth Bank of Australia, 144A	0.309%	(a)	11/27/13	100,000	100,010,778
Commonwealth Bank of Australia, 144A	0.313%	(a)	11/14/13	100,000	100,004,829
Commonwealth Bank of Australia, 144A	0.313%	(a)	11/15/13	24,000	24,001,430
CPPIB Capital, Inc., 144A	0.150%	(b)	11/20/13	68,500	68,494,577
CPPIB Capital, Inc., 144A	0.180%	(b)	01/16/14	19,000	18,992,780
CPPIB Capital, Inc., 144A	0.150%	(b)	12/09/13	50,000	49,992,083

CPPIB Capital, Inc., 144A	0.150%	(b)	01/31/14	39,360	39,345,076
DNB Bank ASA, 144A	0.200%	(b)	11/04/13	133,000	132,997,783
DNB Bank ASA, 144A	0.257%	(a)	06/11/14	174,000	174,000,000
DNB Bank ASA, 144A	0.266%	(a)	09/10/14	204,000	204,000,000
DNB Bank ASA, 144A	0.321%	(a)	01/22/14	76,700	76,700,000
DNB Bank ASA, 144A	0.190%	(b)	01/15/14	78,598	78,566,888
Electricite de France, 144A	0.160%	(b)	11/25/13	82,000	81,991,253
Electricite de France, 144A	0.180%	(b)	12/09/13	45,000	44,991,450
Electricite de France, 144A	0.200%	(b)	01/06/14	11,500	11,495,783
Electricite de France, 144A	0.200%	(b)	01/10/14	42,700	42,683,394
Electricite de France, 144A	0.200%	(b)	01/15/14	3,000	2,998,600
Electricite de France, 144A	0.230%	(b)	11/12/13	100,000	99,992,972
Electricite de France, 144A	0.230%	(b)	11/14/13	25,000	24,997,924
Emerson Electric Co., 144A	0.160%	(b)	01/03/14	40,000	39,988,800
Emerson Electric Co., 144A	0.160%	(b)	01/13/14	40,000	39,987,022
General Electric Capital Corp.	0.240%	(b)	01/28/14	213,000	212,875,040
Glaxosmithkline Finance PLC, 144A	0.110%	(b)	11/21/13	250,000	249,984,722
HSBC Bank PLC, 144A	0.318%	(a)	01/31/14	230,600	230,600,000
HSBC Bank PLC, 144A	0.315%	(a)	05/07/14	75,000	75,000,000
IFC Discount Note	0.060%	(b)	11/19/13	66,000	65,998,020
ING (U.S.) Funding LLC	0.250%	(b)	11/13/13	125,000	124,989,583
ING (U.S.) Funding LLC	0.250%	(b)	11/14/13	96,700	96,691,270
International Bank for Reconstruction & Development	0.100%	(b)	11/04/13	23,500	23,499,804
International Bank for Reconstruction & Development	0.100%	(b)	01/15/14	45,800	45,790,458
International Bank for Reconstruction & Development	0.100%	(b)	01/16/14	482,500	482,398,139
International Finance Corp.	0.070%	(b)	12/09/13	30,000	29,997,783
International Finance Corp.	0.080%	(b)	01/03/14	65,000	64,990,900
International Finance Corp.	0.080%	(b)	01/23/14	35,000	34,993,544
International Finance Corp.	0.095%	(b)	01/06/14	83,000	82,985,544
JP Morgan Securities LLC, 144A	0.300%	(b)	04/21/14	105,000	104,850,375
National Oil Well Varco, Inc., 144A	0.120%	(b)	11/25/13	125,000	124,990,000
Nestle Finance International Ltd.	0.130%	(b)	11/07/13	89,000	88,998,072
Nordea Bank AB, 144A	0.230%	(b)	11/21/13	70,700	70,690,966
Nordea Bank AB, 144A	0.245%	(b)	01/24/14	179,000	178,897,672
Nordea Bank AB, 144A	0.250%	(b)	02/18/14	50,000	49,962,153
Ontario (Province of)	0.070%	(b)	11/19/13	50,000	49,998,250
Philip Morris International, Inc., 144A	0.150%	(b)	01/13/14	134,000	133,959,242
Philip Morris International, Inc., 144A	0.120%	(b)	11/22/13	45,400	45,396,822
PNC Bank NA	0.240%		02/10/14	160,000	160,000,000
PNC Bank NA	0.280%		01/28/14	291,600	291,600,000
PSP Capital, Inc., 144A	0.140%	(b)	11/18/13	89,000	88,994,116
PSP Capital, Inc., 144A	0.200%	(b)	12/11/13	17,840	17,836,036
PSP Capital, Inc., 144A	0.130%	(b)	01/06/14	50,000	49,988,083
PSP Capital, Inc., 144A	0.120%	(b)	11/25/13	100,000	99,992,000
PSP Capital, Inc., 144A	0.130%	(b)	12/03/13	50,000	49,994,222
PSP Capital, Inc., 144A	0.200%	(b)	12/16/13	50,000	49,987,500
Quebec (Province of), 144A	0.150%	(b)	01/06/14	57,000	56,984,325
Quebec (Province of), 144A	0.110%	(b)	01/21/14	44,415	44,404,007
Sanofi Aventis, 144A	0.110%	(b)	12/30/13	315,500	315,443,122
Schlumberger Investment SA, 144A	0.150%	(b)	11/14/13	40,000	39,997,833
Schlumberger Investment SA, 144A	0.150%	(b)	11/26/13	50,000	49,994,792
Schlumberger Investment SA, 144A	0.150%	(b)	12/02/13	50,000	49,993,542
Schlumberger Investment SA, 144A	0.160%	(b)	12/03/13	90,000	89,987,200
Siemens Capital Co. LLC, 144A	0.110%	(b)	11/07/13	30,375	30,374,443
Skandinaviska Enskilda Banken AB, 144A	0.210%	(b)	01/03/14	205,600	205,524,442
Skandinaviska Enskilda Banken AB, 144A	0.200%	(b)	12/09/13	70,000	69,985,222
Swedbank AB	0.210%	(b)	12/12/13	139,000	138,966,756
Swedbank AB	0.210%	(b)	12/13/13	150,000	149,963,250
Toyota Motor Credit Corp.	0.130%	(b)	01/09/14	70,000	69,982,558

U.S. Bank National Association	0.220%	(b)	12/23/13	13,000	12,995,869

					6,910,901,610

CORPORATE BONDS — 1.9%
General Electric Capital Corp., Sr. Unsec’d. Notes	0.382%	(a)	03/20/14	9,728	9,732,663
General Electric Capital Corp., Sr. Unsec’d. Notes	0.873%	(a)	04/07/14	76,310	76,527,391
MetLife Institutional Funding II, Sr. Sec’d. Notes, 144A	1.144%	(a)	04/04/14	14,700	14,757,281
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	0.656%	(a)	12/12/13	24,000	24,010,066
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, MTN, 144A	2.000%		01/10/14	69,700	69,910,334
Mizuho Bank Ltd., Sr. Unsec’d. Notes	0.210%		11/14/13	40,000	40,000,432
National Australia Bank, Sr. Unsec’d. Notes, MTN	0.251%	(a)	09/25/14	90,000	90,000,000
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A	0.248%	(a)	09/19/14	40,000	40,000,000
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A	1.188%	(a)	07/25/14	12,000	12,084,973
New York Life Global Funding, Sec’d. Notes, 144A	0.292%	(a)	09/19/14	36,000	36,025,211
Nordea Bank AB, Sr. Unsec’d. Notes, 144A	1.144%	(a)	01/14/14	44,850	44,934,905
Nordea Bank AB, Sr. Unsec’d. Notes, 144A	2.125%		01/14/14	39,500	39,641,924
Svenska Handelsbanken AB, Sr. Unsec’d. Notes	0.225%		11/29/13	45,000	45,000,872
Svenska Handelsbanken AB, Sr. Unsec’d. Notes	0.423%	(a)	10/06/14	163,800	164,054,695
Westpac Banking Corp., Sr. Unsec’d. Notes, 144A	0.978%	(a)	03/31/14	12,500	12,538,500

					719,219,247

MUNICIPAL BONDS — 1.0%
Gulf Coast, Texas Waste Disposal Authority, VRDN	0.070%	(a)	11/01/13	14,100	14,100,000
Houston, Texas Utility Sys. Rev. Adj. Rfdg., VRDN	0.080%	(a)	11/07/13	28,950	28,949,446
Lower Neches Valley Auth., Texas Exxon, VRDN	0.070%	(a)	11/01/13	6,600	6,600,000
Lower Neches Valley Auth., Texas Exxon, VRDN	0.070%	(a)	11/01/13	60,000	60,000,000
Mississippi St. Bus. Fin. Comis. Gulf Opp. Chevron	0.080%	(a)	11/01/13	5,400	5,400,000
New York St. Urban Dev. Corp. Rev. Taxable-St. Pers. Income Tax-A-2	5.640%		12/16/13	1,405	1,414,110
Port Auth. NY & NJ Cons., 176th Series	0.400%		12/02/13	10,500	10,500,352
Regional Transn. Dist. CO Sales Tax Rev. Refund Taxable	0.250%		11/01/13	5,855	5,855,000
University of Texas	0.080%		01/02/14	9,692	9,692,000
University of Texas	0.100%		01/03/14	20,000	20,000,000
University of Texas	0.100%		01/06/14	25,000	25,000,000
University of Texas Permanent Univ. Fund	0.040%	(a)	11/07/13	57,785	57,784,525
University of Texas Permanent Univ. Fund	0.110%		01/02/14	15,000	15,000,000
University of Texas Permanent Univ. Fund	0.110%		11/14/13	5,000	5,000,000
University of Texas Permanent Univ. Fund	0.120%		01/03/14	12,500	12,500,000
University of Texas, VRDN	0.040%	(a)	11/07/13	57,300	57,299,529
University of Texas, VRDN	0.070%	(a)	11/07/13	15,430	15,430,000
Valdez AK Marine Term Rev., ExxonMobil Proj., VRDN	0.070%	(a)	11/01/13	12,100	12,100,000
Yale University	0.112%	(b)	01/09/14	19,150	19,145,963

					381,770,925

OTHER CORPORATE OBLIGATIONS — 4.2%
HSBC Bank PLC, Sr. Unsec’d. Notes, 144A	1.044%	(a)	01/17/14	20,000	20,033,538
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.500%		11/26/13	286,700	286,772,591
MetLife Institututional Funding II, Sec’d. Notes, 144A	0.314%	(a)	01/10/14	71,000	71,000,000
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.868%	(a)	07/09/14	120,210	120,745,625
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.412%	(a)	09/19/14	102,420	102,556,167
Royal Bank of Canada, Sr. Unsec’d. Notes	0.544%	(a)	04/17/14	181,146	181,395,069
Toronto Dominion Bank, Sr. Unsec’d. Notes	0.544%	(a)	07/14/14	43,800	43,902,311
Toyota Motor Credit Corp., Sr. Unsec’d. Notes	0.243%	(a)	10/08/14	228,250	228,250,000

Toyota Motor Credit Corp., Sr. Unsec’d. Notes	0.259%	(a)	04/07/14	157,700	157,700,000
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.258%	(a)	12/09/13	156,000	156,000,000
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.403%	(a)	06/01/14	165,000	169,942,654

					1,538,297,955

TIME DEPOSITS — 6.6%
Australia & New Zealand Banking Group Ltd.(f)	0.240%		11/18/13	125,000	125,000,000
Australia & New Zealand Banking Group Ltd.(f)	0.250%		11/12/13	464,000	464,000,000
Australia & New Zealand Banking Group Ltd.(f)	0.250%		01/03/14	285,000	285,000,000
Natixis	0.100%		11/01/13	191,706	191,706,000
U.S. Bank National Association	0.110%		11/01/13	539,757	539,757,000
U.S. Bank National Association	0.150%		11/01/13	519,602	519,602,000
U.S. Bank National Association	0.150%		11/07/13	335,300	335,300,000

					2,460,365,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 36.3%
Federal Farm Credit Bank	0.150%		01/17/14	10,850	10,851,406
Federal Farm Credit Bank	0.163%	(a)	11/19/13	37,305	37,305,563
Federal Home Loan Bank	0.030%	(b)	11/27/13 - 01/10/14	165,981	165,973,737
Federal Home Loan Bank	0.038%	(b)	11/14/13	401,500	401,494,459
Federal Home Loan Bank	0.040%	(b)	01/27/14	85,000	84,991,783
Federal Home Loan Bank	0.041%	(b)	12/26/13	446,700	446,672,075
Federal Home Loan Bank	0.046%	(b)	12/27/13	506,000	505,963,872
Federal Home Loan Bank	0.050%	(b)	01/13/14	62,300	62,293,683
Federal Home Loan Bank	0.056%	(b)	01/02/14	1,075,485	1,075,381,609
Federal Home Loan Bank	0.058%	(a)	01/27/14	120,000	119,983,002
Federal Home Loan Bank	0.060%	(b)	01/24/14 - 01/29/14	714,600	714,494,414
Federal Home Loan Bank	0.068%	(b)	01/03/14	180,000	179,978,580
Federal Home Loan Bank	0.070%		04/02/14	25,000	24,997,808
Federal Home Loan Bank	0.072%	(b)	03/26/14	380,000	379,889,800
Federal Home Loan Bank	0.075%	(b)	11/08/13	55,000	54,999,198
Federal Home Loan Bank	0.085%	(b)	11/13/13	306,120	306,111,487
Federal Home Loan Bank	0.090%		11/26/13 - 01/30/14	440,000	439,981,488
Federal Home Loan Bank	0.092%	(a)	01/22/14	198,000	197,995,408
Federal Home Loan Bank	0.094%	(a)	01/17/14	607,700	607,687,819
Federal Home Loan Bank	0.100%		11/01/13 - 12/20/13	1,056,345	1,056,329,405
Federal Home Loan Bank	0.101%	(a)	06/18/14 - 07/18/14	601,000	601,001,037
Federal Home Loan Bank	0.110%		12/19/13 - 01/29/14	645,000	644,972,592
Federal Home Loan Bank	0.113%	(a)	08/21/14	25,000	24,998,997
Federal Home Loan Bank	0.114%	(a)	05/09/14 - 08/12/14	769,500	769,484,282
Federal Home Loan Bank	0.118%	(a)	08/19/14 - 12/08/14	804,600	804,590,868
Federal Home Loan Bank	0.120%	(a)	05/01/14	60,000	59,999,211
Federal Home Loan Bank	0.121%	(a)	11/26/13 - 03/26/15	399,500	399,497,314
Federal Home Loan Bank	0.121%	(b)	01/08/14	540,000	539,876,797
Federal Home Loan Bank	0.126%	(a)	04/04/14	202,000	201,995,686
Federal Home Loan Bank	0.130%	(a)	02/25/14	40,000	40,000,731
Federal Home Loan Bank	0.132%	(a)	02/28/14	326,000	325,972,728
Federal Home Loan Bank	0.135%	(b)	12/20/13	45,000	44,991,731
Federal Home Loan Bank	0.136%	(a)	11/13/13	136,000	136,000,000
Federal Home Loan Bank	0.140%		01/17/14	466,000	466,009,600
Federal Home Loan Bank	0.141%	(a)	11/26/13	193,000	193,000,000
Federal Home Loan Bank	0.280%		11/04/13	185,000	185,002,531
Federal Home Loan Bank	0.320%		12/11/13	37,000	37,007,959
Federal Home Loan Bank	0.375%		11/27/13	100,000	100,018,530
Federal Home Loan Bank	1.520%	(b)	01/22/14	224,000	223,974,489

Federal Home Loan Bank	4.875%		12/13/13	915	919,946
Federal Home Loan Mortgage Corp.	0.065%	(b)	01/06/14	139,000	138,983,436
Federal Home Loan Mortgage Corp.	0.080%	(b)	01/08/14	178,490	178,463,028
Federal Home Loan Mortgage Corp.	0.100%	(b)	11/25/13 - 02/04/14	83,500	83,484,573
Federal Home Loan Mortgage Corp.	0.150%	(b)	01/15/14	11,928	11,924,273
Federal Home Loan Mortgage Corp.	4.875%		11/15/13	12,318	12,340,203
Federal National Mortgage Association	0.079%	(b)	11/13/13	270,000	269,992,890
Federal National Mortgage Association	0.080%	(b)	01/02/14	100,000	99,986,222
Federal National Mortgage Association	0.145%	(b)	12/26/13	1,767	1,766,609
Federal National Mortgage Association	2.750%		02/05/14	13,099	13,187,799

					13,482,820,658

U.S. TREASURY OBLIGATIONS — 14.4%
U.S. Treasury Bills	0.043%	(b)	01/30/14	871,000	870,907,144
U.S. Treasury Bills	0.130%	(b)	01/16/14	85,000	84,976,672
U.S. Treasury Notes	0.125%		12/31/13	284,000	284,034,534
U.S. Treasury Notes	0.250%		01/31/14 - 03/31/14	1,036,500	1,037,162,363
U.S. Treasury Notes	0.500%		11/15/13	416,500	416,565,154
U.S. Treasury Notes	1.000%		01/15/14	200,000	200,376,216
U.S. Treasury Notes	1.250%		02/15/14 - 03/15/14	914,700	917,854,584
U.S. Treasury Notes	1.500%		12/31/13	166,700	167,085,300
U.S. Treasury Notes	1.750%		01/31/14 - 03/31/14	855,500	859,523,627
U.S. Treasury Notes	1.875%		02/28/14	494,000	496,882,456

					5,335,368,050

REPURCHASE AGREEMENTS(h) — 3.2%
BNP Paribas Securities Corp. 0.11%, dated 10/31/13, due 11/01/13 in the amount of $95,000,290				95,000	95,000,000
Deutsche Bank Securities, Inc. 0.10%, dated 10/31/13, due 11/01/13 in the amount of $700,001,944				700,000	700,000,000
Deutsche Bank Securities, Inc. 0.12%, dated 10/31/13, due 11/01/13 in the amount of $174,218,581				174,218	174,218,000
Goldman Sachs & Co. 0.10%, dated 10/31/13, due 11/01/13 in the amount of $125,000,347				125,000	125,000,000
HSBC Securities (USA), Inc. 0.11%, dated 10/31/13, due 11/01/13 in the amount of $71,126,217				71,126	71,126,000

					1,165,344,000

TOTAL INVESTMENTS — 100.0% (amortized cost $37,104,813,418)(g)					37,104,813,418
OTHER ASSETS IN EXCESS OF LIABILITIES					15,881,982

NET ASSETS — 100.0%					$37,120,695,400

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
VRDN	Variable Rate Demand Notes

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2013.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Indicates a security or securities that have been deemed illiquid.
(g)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(h)	Repurchase agreements are collateralized by the following U.S. Government and U.S. Treasury securities, with the aggregate value, including accrued interest, of $1,188,653,820:

Issue	Coupon Rate	Maturity Dates
FNMA	3.50% - 4.00%	07/01/32 - 02/01/42
FHLMC	2.50% - 3.50%	06/01/28 - 06/01/42
GNMA	3.00% - 6.00%	09/15/39 - 10/20/43
U.S. Treasury Notes	0.25% - 4.125%	03/31/15 - 08/15/43

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1- quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$5,110,725,973	$—
Commercial Paper	—	6,910,901,610	—
Corporate Bonds	—	719,219,247	—
Municipal Bonds	—	381,770,925	—
Other Corporate Obligations	—	1,538,297,955	—
Time Deposits	—	2,460,365,000	—
U.S. Government Agency Obligations	—	13,482,820,658	—
U.S. Treasury Obligations	—	5,335,368,050	—
Repurchase Agreements	—	1,165,344,000	—

Total	$—	$37,104,813,418	$—

Prudential Core Short-Term Bond Fund

Schedule of Investments

as of October 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.1%
ASSET-BACKED SECURITIES — 36.9%
Non-Residential Mortgage-Backed Securities — 21.5%
Ally Auto Receivables Trust, Series 2010-5, Class A4	AAA(a)	1.750%		03/15/16	4,217	$ 4,242,826
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/16/16	9,235	9,262,983
Ally Auto Receivables Trust, Series 2012-2, Class A3	Aaa	0.740%		04/15/16	12,532	12,552,939
Ally Auto Receivables Trust, Series 2013-1, Class A3	AAA(a)	0.630%		05/15/17	8,400	8,382,016
Ally Auto Receivables Trust, Series 2013-2, Class A3	Aaa	0.790%		01/15/18	5,000	4,999,863
Ally Auto Receivables Trust, Series 2013-SN1, Class A2	Aaa	0.520%		05/20/15	7,000	6,993,070
American Express Credit Account Master Trust, Series 2008-6, Class A	Aaa	1.374%	(b)	02/15/18	17,033	17,326,308
American Express Credit Account Master Trust, Series 2012-2, Class A	AAA(a)	0.680%		03/15/18	600	601,525
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(a)	0.324%	(b)	03/15/18	20,700	20,696,253
American Express Credit Account Master Trust, Series 2013-1, Class A	Aaa	0.594%	(b)	02/16/21	27,800	27,800,000
American Express Credit Account Sec’d. Note Trust, Series 2012-4, Class A	AAA(a)	0.414%	(b)	05/15/20	18,000	17,901,054
BA Credit Card Trust, Series 2007-A1, Class A1	Aaa	5.170%		06/15/19	2,500	2,823,213
BA Credit Card Trust, Series 2007-A3, Class A3	Aaa	0.194%	(b)	11/15/16	1,000	999,684
BA Credit Card Trust, Series 2007-A4, Class A4	Aaa	0.214%	(b)	11/15/19	6,227	6,152,513
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%		06/15/16	11,073	11,099,701
CarMax Auto Owner Trust, Series 2011-3, Class A3	Aaa	1.070%		06/15/16	8,521	8,548,443
CarMax Auto Owner Trust, Series 2012-1, Class A3	AAA(a)	0.890%		09/15/16	11,000	11,040,348
CarMax Auto Owner Trust, Series 2013-1, Class A2	Aaa	0.420%		03/15/16	8,031	8,031,497
CarMax Auto Owner Trust, Series 2013-2, Class A3	AAA(a)	0.640%		01/16/18	15,000	14,970,315
Chase Issuance Trust, Series 2007-A2, Class A2	Aaa	0.224%	(b)	04/15/19	2,450	2,428,217
Chase Issuance Trust, Series 2007-A3, Class A3	Aaa	5.230%		04/15/19	22,846	25,872,707
Chase Issuance Trust, Series 2012-A9, Class A9	AAA(a)	0.324%	(b)	10/16/17	40,925	40,884,566
Chase Issuance Trust, Series 2013-A6, Class A6	AAA(a)	0.594%	(b)	07/15/20	20,000	20,000,000

Chrysler Capital Auto Receivables Trust, Series 2013-AA, Class A2,144A	Aaa	0.610%		11/15/16	17,000	17,006,392
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9	Aaa	5.100%		11/20/17	6,805	7,412,829
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3	Aaa	5.300%		03/15/18	15,061	16,648,911
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%		09/20/19	6,030	6,984,489
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	AAA(a)	0.450%	(b)	05/26/20	18,800	18,693,385
Citibank Credit Card Issuance Trust, Series 2013-A4, Class A4	Aaa	0.590%	(b)	07/24/20	10,000	9,995,560
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6	Aaa	1.320%		09/07/18	15,000	15,154,155
Citibank Credit Card Issuance Trust, Series 2013-A11, Class A11	Aaa	0.318%	(b)	02/07/18	10,000	10,000,000
Discover Card Master Execution Note Trust, Series 2010- A2, Class A2	AAA(a)	0.754%	(b)	03/15/18	25,225	25,404,072
Discover Card Master Execution Note Trust, Series 2011- A3, Class A	Aaa	0.384%	(b)	03/15/17	2,000	2,000,708
Discover Card Master Execution Note Trust, Series 2012- A1, Class A1	Aaa	0.810%		08/15/17	13,650	13,706,948
Discover Card Master Execution Note Trust, Series 2012- A3, Class A3	Aaa	0.860%		11/15/17	1,500	1,507,250
Discover Card Master Execution Note Trust, Series 2012- A5, Class A5	Aaa	0.374%	(b)	01/16/18	21,500	21,495,184

Discover Card Master Execution Note Trust, Series 2013- A3, Class A3	Aaa	0.354%	(b)	10/15/18	23,200	23,132,766
Ford Credit Auto Lease Trust, Series 2013-A, Class A2	Aaa	0.460%		05/15/15	13,886	13,879,081
Ford Credit Auto Owner Trust, Series 2012-A, Class A3	Aaa	0.840%		08/15/16	5,573	5,582,346
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	AAA(a)	0.720%		12/15/16	6,038	6,051,068
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	AAA(a)	0.510%		04/15/17	7,900	7,895,481
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	Aaa	0.570%		10/15/17	7,100	7,089,322
GE Capital Credit Card Master Note Trust, Series 2012-4, Class A	Aaa	0.474%	(b)	06/15/18	50,000	49,974,600
GE Equipment Small Ticket LLC, Series 2012-1A, Class A3, 144A	Aaa	1.040%		09/21/15	3,700	3,713,923
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	Aaa	0.730%		01/25/16	12,000	12,013,236
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa	0.770%		01/15/16	7,530	7,549,929
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	Aaa	0.530%		02/16/17	17,700	17,705,576
Honda Auto Receivables Owner Trust, Series 2013-3, Class A2	Aaa	0.540%		01/15/16	13,000	13,020,124
Hyundai Auto Lease Securitization Trust, Series 2012-A, Class A2, 144A	Aaa	0.680%		01/15/15	3,316	3,316,382
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2	AAA(a)	0.490%		06/15/15	35,000	35,016,030
Nissan Auto Lease Trust, Series 2013-A, Class A2B	Aaa	0.304%	(b)	09/15/15	24,800	24,777,556
Nissan Auto Lease Trust, Series 2013-B, Class A2B	Aaa	0.438%	(b)	01/15/16	4,800	4,800,115
Nissan Auto Receivables Owner Trust, Series 2011-B, Class A3	Aaa	0.950%		02/16/16	13,507	13,552,551
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	Aaa	0.730%		05/16/16	2,500	2,506,515
Porsche Innovative Lease Owner Trust, Series 2013-1, Class A2, 144A	Aaa	0.540%		01/22/16	18,300	18,299,306
TAL Advantage LLC, Series 2006-1A, Class Note, 144A	Baa2	0.363%	(b)	04/20/21	2,500	2,465,490
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	Aaa	0.630%		12/21/15	13,000	13,009,581
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3	AAA(a)	0.850%		08/22/16	27,386	27,482,845
World Omni Auto Receivables Trust, Series 2013-A, Class A3	AAA(a)	0.830%		08/15/18	20,500	20,497,438
World Omni Auto Receivables Trust, Series 2013-B, Class A3	AAA(a)	0.640%		04/16/18	3,600	3,596,440
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710%		01/15/15	1,349	1,349,569

						787,897,194

Residential Mortgage-Backed Securities — 15.4%
ABFC Trust, Series 2003-AHL1, Class A1	A1	4.184%	(c)	03/25/33	632	620,573
ABFC Trust, Series 2003-OPT1, Class A3	Baa3	0.850%	(b)	04/25/33	993	926,597
ABFC Trust, Series 2004-HE1, Class M1	Caa2	1.070%	(b)	03/25/34	1,442	1,322,188
ABFC Trust, Series 2004-OPT5, Class A4	BBB+(a)	1.420%	(b)	06/25/34	8,163	7,726,261
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	Aa1	0.520%	(b)	01/25/35	1,917	1,860,388
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	Ca	2.720%	(b)	11/25/33	147	122,692
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	Ba3	1.220%	(b)	12/25/33	3,275	3,069,211
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	B2	1.070%	(b)	09/25/33	658	608,451
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	B1	0.950%	(b)	04/25/34	5,589	5,194,730

ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M2	A3	0.845%(b)	04/25/35	69	69,367
Aegis Asset-Backed Securities Trust, Series 2004-2, Class A1	Aaa	0.770%(b)	06/25/34	263	259,098
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	B1	1.520%(b)	02/25/33	9,566	9,005,051
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-8, Class M1	B3	1.220%(b)	10/25/33	4,420	4,003,341
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-9, Class AV2	A2	0.850%(b)	09/25/33	430	415,889
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2	A2	0.910%(b)	12/25/33	544	506,418
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1	B1	1.295%(b)	01/25/34	822	765,616
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R3, Class A4	Aaa	0.620%(b)	05/25/34	151	149,469
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R6, Class A1	A1	0.590%(b)	07/25/34	3,207	3,005,261
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	Baa1	1.130%(b)	09/25/34	15,240	14,725,101
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class A1B	Aaa	0.430%(b)	05/25/35	1,398	1,386,560
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R9, Class AF4	Aaa	4.925%(c)	11/25/35	1,500	1,498,557
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R9, Class AF5	Aa3	4.925%(c)	11/25/35	1,808	1,664,602
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D	A1	0.500%(b)	01/25/36	296	290,451
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2	B2	1.970%(b)	07/25/32	103	57,624
Argent Securities, Inc., Series 2003-W2, Class M4	B2	3.598%(b)	09/25/33	1,000	929,228
Argent Securities, Inc., Series 2003-W3, Class M2	B2	2.870%(b)	09/25/33	12,586	11,738,627
Argent Securities, Inc., Series 2003-W5, Class M1	Baa1	1.220%(b)	10/25/33	106	101,914
Argent Securities, Inc., Series 2003-W7, Class A2	Aaa	0.950%(b)	03/25/34	266	246,072
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	Baa2	1.370%(b)	10/25/33	4,763	4,617,505
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W5, Class M1	Ba2	1.070%(b)	04/25/34	475	443,441
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV2	Aa2	0.620%(b)	05/25/34	488	460,629
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	Baa1	0.720%(b)	05/25/34	1,283	1,252,565
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M1	A3	0.995%(b)	05/25/34	18,431	17,305,036
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2	A2	1.130%(b)	05/25/34	224	215,337
Asset-Backed Pass-Through Certificates, Series 2004-R5, Class M1	Caa1	1.040%(b)	07/25/34	942	872,347
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE5, Class M2	C	3.024%(b)	09/15/33	437	319,949
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2	Aaa	0.850%(b)	11/25/33	193	181,472
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	Ba1	1.224%(b)	01/15/34	1,823	1,746,286
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	Ba3	0.995%(b)	04/25/34	370	344,103

Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	Ba3	0.980	%(b)	06/25/34	424	393,836
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE6, Class M1	A3	0.660	%(b)	07/25/35	87	87,320
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	Baa2	1.070	%(b)	08/25/34	4,738	4,437,027
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE10, Class M1	Baa1	1.145	%(b)	12/25/34	1,216	1,130,116
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class M1	B1	0.990	%(b)	06/25/43	1,185	984,830
Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1	A+(a)	0.820	%(b)	06/25/34	4,030	3,746,950
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	Ba1	1.070	%(b)	03/25/34	7,087	6,590,607
CDC Mortgage Capital Trust, Series 2003-HE3, Class M1	B3	1.220	%(b)	11/25/33	5,380	4,975,815
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	Baa1	1.145	%(b)	03/25/34	1,871	1,754,334
Chase Funding Trust, Series 2002-2, Class 2A1	A1	0.670	%(b)	05/25/32	404	382,213
Chase Funding Trust, Series 2003-1, Class 2A2	A1	0.830	%(b)	11/25/32	661	619,793
Chase Funding Trust, Series 2003-2, Class 2A2	Aa2	0.730	%(b)	02/25/33	447	418,331
Citicorp Residential Mortgage Trust, Series 2007-2, Class M3	C	6.490	%(c)	06/25/37	5,560	623,382
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class A2	Aa2	0.890	%(b)	10/25/34	507	506,997
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M1	Ba1	0.630	%(b)	09/25/35	2,000	1,931,574
Conseco Finance Corp., Series 2001-C, Class M1	A3	0.874	%(b)	08/15/33	764	715,518
Countrywide Asset-Backed Certificates, Series 2002-3, Class M1	Ba3	1.295	%(b)	03/25/32	177	163,494
Countrywide Asset-Backed Certificates, Series 2003-2, Class 3A	B1	0.671	%(b)	08/26/33	788	702,511
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	Ba3	1.220	%(b)	07/25/33	362	338,976
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	Ba1	0.920	%(b)	03/25/34	1,570	1,479,205
Countrywide Asset-Backed Certificates, Series 2004- ECC1, Class M1	Ba1	1.115	%(b)	11/25/34	3,365	3,118,116
Countrywide Asset-Backed Certificates, Series 2005-2, Class M1	A3	0.590	%(b)	08/25/35	93	92,755
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1	Ba3	0.790	%(b)	01/25/32	1,745	1,611,987
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE25, Class M1	Ba3	1.770	%(b)	03/25/32	535	494,206
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	B2	1.190	%(b)	11/25/33	1,336	1,262,698
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB3, Class M1	Ba1	0.950	%(b)	03/25/34	655	608,432
Equifirst Mortgage Loan Trust, Series 2003-1, Class M2	Ba1	3.020	%(b)	12/25/32	144	99,049
Equifirst Mortgage Loan Trust, Series 2004-2, Class M1	Baa1	0.995	%(b)	10/25/34	1,909	1,801,571
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	B2	4.860	%(b)	08/25/33	113	111,899
Finance America Mortgage Loan Trust, Series 2004-3, Class M1	Ba1	1.040	%(b)	11/25/34	11,482	10,422,913
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1	AA+(a)	0.890	%(b)	08/25/34	472	432,472
First NLC Trust, Series 2005-2, Class M1	B1	0.650	%(b)	09/25/35	2,500	2,266,163
Fremont Home Loan Trust, Series 2003-B, Class M1	Ba1	1.220	%(b)	12/25/33	742	698,597
Fremont Home Loan Trust, Series 2004-1, Class M1	Baa3	0.845	%(b)	02/25/34	2,015	1,820,655
Fremont Home Loan Trust, Series 2004-2, Class M1	A3	1.025	%(b)	07/25/34	853	730,555

Fremont Home Loan Trust, Series 2004-B, Class M1	Ba1	1.040	%(b)	05/25/34	5,754	5,258,770
Fremont Home Loan Trust, Series 2004-C, Class M1	B1	1.145	%(b)	08/25/34	7,544	6,740,414
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C	Baa2	0.530	%(b)	10/25/35	1,791	1,705,137
GSAMP Trust, Series 2003-FM1, Class M2	Ca	2.948	%(b)	03/20/33	139	113,541
GSAMP Trust, Series 2004-FM1, Class M1	Ba1	1.145	%(b)	11/25/33	9,131	8,853,655
GSAMP Trust, Series 2004-FM1, Class M2	Caa1	2.270	%(b)	11/25/33	184	165,976
GSAMP Trust, Series 2004-NC1, Class M1	Ba3	0.995	%(b)	03/25/34	3,709	3,446,299
Home Equity Asset Trust, Series 2002-3, Class M1	B3	1.520	%(b)	02/25/33	1,081	1,022,615
Home Equity Asset Trust, Series 2002-4, Class M1	B3	1.670	%(b)	03/25/33	1,024	973,817
Home Equity Asset Trust, Series 2003-2, Class M1	B1	1.490	%(b)	08/25/33	1,921	1,838,847
Home Equity Asset Trust, Series 2003-3, Class M1	Ba3	1.460	%(b)	08/25/33	2,128	1,985,993
Home Equity Asset Trust, Series 2003-4, Class M1	Ba3	1.370	%(b)	10/25/33	9,904	8,992,181
Home Equity Asset Trust, Series 2003-8, Class M1	Ba1	1.250	%(b)	04/25/34	830	779,618
Home Equity Asset Trust, Series 2004-1, Class M1	B2	1.115	%(b)	06/25/34	14,892	13,751,359
Home Equity Asset Trust, Series 2004-2, Class M1	Ba3	0.965	%(b)	07/25/34	4,141	3,808,754
Home Equity Asset Trust, Series 2004-3, Class M1	Ba1	1.025	%(b)	08/25/34	2,754	2,563,922
Home Equity Asset Trust, Series 2005-3, Class M2	A1	0.830	%(b)	08/25/35	610	608,726
Home Equity Asset Trust, Series 2005-5, Class M1	A1	0.650	%(b)	11/25/35	2,625	2,594,626
HSBC Home Equity Loan Trust, Series 2005-3, Class A1	Aaa	0.433	%(b)	01/20/35	180	176,084
HSBC Home Equity Loan Trust, Series 2006-1, Class M1	Aa1	0.453	%(b)	01/20/36	9,397	9,004,170
HSBC Home Equity Loan Trust, Series 2006-1, Class M2	Aa2	0.473	%(b)	01/20/36	863	812,694
HSBC Home Equity Loan Trust, Series 2006-2, Class M1	Aa1	0.443	%(b)	03/20/36	3,872	3,770,692
HSBC Home Equity Loan Trust, Series 2006-2, Class M2	Aa2	0.463	%(b)	03/20/36	5,614	5,454,590
HSBC Home Equity Loan Trust, Series 2006-3, Class A4	Aa1	0.413	%(b)	03/20/36	7,997	7,737,697
HSBC Home Equity Loan Trust, Series 2007-1, Class AS	Aaa	0.373	%(b)	03/20/36	544	531,079
HSBC Home Equity Loan Trust, Series 2007-1, Class M1	A1	0.553	%(b)	03/20/36	430	393,501
HSBC Home Equity Loan Trust, Series 2007-2, Class A4	A1	0.473	%(b)	07/20/36	400	374,982
HSBC Home Equity Loan Trust, Series 2007-2, Class M2	Baa3	0.543	%(b)	07/20/36	1,000	849,803
HSBC Home Equity Loan Trust, Series 2007-3, Class A4	Aa2	1.673	%(b)	11/20/36	5,360	5,168,686
HSBC Home Equity Loan Trust, Series 2007-3, Class M2	Ba1	2.673	%(b)	11/20/36	3,500	3,357,743
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4	B2	0.420	%(b)	03/25/36	1,400	1,016,148
Long Beach Mortgage Loan Trust, Series 2003-3, Class M1	Ba3	1.295	%(b)	07/25/33	2,091	1,955,251
Long Beach Mortgage Loan Trust, Series 2003-4, Class M1	B2	1.190	%(b)	08/25/33	3,373	3,150,121
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	A3	0.920	%(b)	02/25/34	29,430	27,381,407
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	B1	0.700	%(b)	06/25/34	10,314	9,687,686
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	Baa1	1.025	%(b)	07/25/34	11,630	11,117,280
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	Aa2	0.870	%(b)	09/25/34	806	742,074
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	Aa1	0.870	%(b)	09/25/34	170	158,383
MASTR Asset-Backed Securities Trust, Series 2004-WMC3, Class M1	A3	0.995	%(b)	10/25/34	2,056	1,912,751
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC2, Class M2	Baa1	3.020	%(b)	02/25/34	292	300,209
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class A1A	AAA(a)	0.970	%(b)	08/25/35	51	46,910
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	BB+(a)	1.370	%(b)	08/25/35	1,458	1,289,926
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC1, Class M2	B3	1.820	%(b)	10/25/34	2,489	2,182,552

Morgan Stanley ABS Capital I, Inc. Trust, Series 2002-NC6, Class M1	Caa1	1.670	%(b)	11/25/32	796	743,630
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	Ba2	1.370	%(b)	05/25/33	3,388	3,171,419
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M1	Ba3	1.445	%(b)	04/25/33	5,911	5,727,758
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M3	C	3.620	%(b)	04/25/33	225	127,313
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	Caa1	1.220	%(b)	09/25/33	2,365	2,225,513
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M2	C	2.795	%(b)	09/25/33	245	202,072
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	B2	1.190	%(b)	10/25/33	543	501,192
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	AAA(a)	0.910	%(b)	01/25/34	1,253	1,209,242
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	Ba3	1.115	%(b)	06/25/34	1,577	1,468,115
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE7, Class M1	Baa1	1.070	%(b)	08/25/34	3,607	3,384,111
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class A4	Aaa	0.930	%(b)	09/25/34	469	427,453
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class M1	Baa1	1.130	%(b)	09/25/34	19,810	17,676,265
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	Baa2	1.220	%(b)	12/27/33	1,867	1,794,301
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	Caa1	1.070	%(b)	05/25/34	965	869,434
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	Ba3	1.085	%(b)	07/25/34	2,119	2,008,445
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM2, Class M1	B3	1.295	%(b)	05/25/32	965	897,971
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3	Aa2	1.150	%(b)	02/25/33	2,205	2,076,473
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class M2	Ca	3.170	%(b)	02/25/33	379	310,565
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M1	B3	1.580	%(b)	10/25/32	977	906,481
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M2	Ca	2.570	%(b)	10/25/32	198	163,028
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC3, Class M1	B1	1.520	%(b)	03/25/33	1,050	1,006,508
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC3, Class M3	Ca	3.545	%(b)	03/25/33	240	176,707
New Century Home Equity Loan Trust, Series 2003-4, Class M1	Baa3	1.295	%(b)	10/25/33	6,411	6,187,171
New Century Home Equity Loan Trust, Series 2003-6, Class M1	Ba3	1.250	%(b)	01/25/34	10,525	9,769,560
New Century Home Equity Loan Trust, Series 2004-1, Class M1	B1	1.055	%(b)	05/25/34	7,341	6,847,486
New Century Home Equity Loan Trust, Series 2004-2, Class A4	Aaa	1.270	%(b)	08/25/34	2,714	2,589,065
New Century Home Equity Loan Trust, Series 2004-3, Class M1	Baa2	1.100	%(b)	11/25/34	12,150	11,172,219
New Century Home Equity Loan Trust, Series 2004-4, Class M1	Ba1	0.935	%(b)	02/25/35	17,258	15,358,426
Option One Mortgage Loan Trust, Series 2002-6, Class M1	Caa3	1.295	%(b)	11/25/32	202	188,883

Option One Mortgage Loan Trust, Series 2003-2, Class A2	Baa3	0.770	%(b)	04/25/33	1,697	1,594,172
Option One Mortgage Loan Trust, Series 2003-5, Class A2	Baa3	0.810	%(b)	08/25/33	694	647,594
Option One Mortgage Loan Trust, Series 2003-6, Class A2	Baa1	0.830	%(b)	11/25/33	2,034	1,874,659
Option One Mortgage Loan Trust, Series 2004-1, Class M1	B1	1.070	%(b)	01/25/34	2,173	2,016,792
Option One Mortgage Loan Trust, Series 2004-2, Class M1	B2	0.965	%(b)	05/25/34	5,745	4,999,110
Option One Mortgage Loan Trust, Series 2005-3, Class M1	A3	0.640	%(b)	08/25/35	2,460	2,265,407
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2	A3	0.850	%(b)	09/25/34	1,195	1,177,234
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	Ba1	4.968%		09/25/34	1,231	1,226,570
Popular ABS Mortgage Pass-Through Trust, Series 2005-B, Class M1	A3	0.650	%(b)	08/25/35	1,571	1,555,984
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3	Ba1	0.450	%(b)	05/25/36	2,052	1,844,579
Quest Trust, Series 2006-X2, Class A2, 144A	Ca	0.460	%(b)	08/25/36	6,000	3,735,678
Renaissance Home Equity Loan Trust, Series 2003-1, Class A	A2	1.030	%(b)	06/25/33	429	405,084
Renaissance Home Equity Loan Trust, Series 2004-1, Class M2	Caa3	1.420	%(b)	05/25/34	408	236,793
Residential Asset Mortgage Product, Series 2004-RS3, Class AI4	Baa1	5.335%		03/25/34	748	795,715
Residential Asset Mortgage Product, Series 2004-RS8, Class AI5	Ba1	5.980%		08/25/34	14,531	15,120,984
Residential Asset Securities Corp., Series 2003-KS11, Class AI5	A2	5.550	%(c)	01/25/34	4,600	4,827,751
Residentail Asset Securities Corp., Series 2004-KS1, Class AI5	Baa3	5.221	%(c)	02/25/34	4,000	4,235,284
Residential Asset Securities Corp., Series 2004-KS3, Class AI5	Ba1	4.770	%(c)	04/25/34	7,750	8,145,180
Residential Asset Securities Corp., Series 2004-KS5, Class AI5	Caa1	5.600	%(c)	06/25/34	10,308	10,623,981
Residential Asset Securities Corp., Series 2005-KS3, Class M3	A2	0.600	%(b)	04/25/35	2,656	2,630,550
Residential Asset Securities Corp., Series 2006-KS1, Class A4	Baa1	0.470	%(b)	02/25/36	470	454,987
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	A+(a)	1.265	%(b)	03/25/32	4,540	4,234,232
Saxon Asset Securities Trust, Series 2001-2, Class M1	Caa3	0.965	%(b)	03/25/31	688	562,900
Saxon Asset Securities Trust, Series 2001-3, Class M1	Caa1	1.340	%(b)	07/25/31	312	282,769
Saxon Asset Securities Trust, Series 2003-2, Class AF5	Baa1	5.022	%(c)	08/25/32	2,609	2,662,859
Saxon Asset Securities Trust, Series 2003-3, Class M2	Caa3	2.570	%(b)	12/25/33	151	126,767
Saxon Asset Securities Trust, Series 2004-2, Class AF3	Ba1	5.230	%(b)	08/25/35	4,799	4,864,505
Saxon Asset Securities Trust, Series 2005-3, Class M1	A3	0.630	%(b)	11/25/35	7,309	6,925,614
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	B1	0.950	%(b)	02/25/34	6,375	5,700,763
Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class M1	Ba3	1.370	%(b)	01/25/34	510	484,788
Specialty Underwriting & Residential Finance Trust, Series 2003-BC3, Class M1	Ba2	1.145	%(b)	08/25/34	7,666	7,305,616
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	A3	0.935	%(b)	02/25/35	1,736	1,643,161
Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A1B	A3	0.970	%(b)	10/25/35	832	745,854

Specialty Underwriting & Residential Finance Trust, Series 2006-BC1, Class A2C	Baa 3	0.370	%(b)	12/25/36	505	496,685
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2	AA+(a)	0.850	%(b)	01/25/33	264	256,298
Structured Asset Investment Loan Trust, Series 2003- BC10, Class A4	A+(a)	1.170	%(b)	10/25/33	10,349	9,714,629
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	B+(a)	0.875	%(b)	03/25/34	14,910	13,971,867
Structured Asset Investment Loan Trust, Series 2004-4, Class A4	AAA(a)	0.970	%(b)	04/25/34	3,782	3,486,299
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	AAA(a)	1.370	%(b)	08/25/34	1,400	1,260,014
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW1, Class A4,144A	CCC(a)	0.370	%(b)	12/25/35	654	592,217
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B	Aa3	0.590	%(b)	10/25/34	45	42,943
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 1A	A2	0.470	%(b)	04/25/34	4,202	4,015,677
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 2A1	A2	0.470	%(b)	04/25/34	4,358	4,126,689

						564,463,613

TOTAL ASSET-BACKED SECURITIES (cost $1,278,844,402)						1,352,360,807

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.8%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	A+(a)	5.742	%(b)	04/10/49	10,380	11,367,700
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2	AAA(a)	5.634	%(b)	04/10/49	417	422,143
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2FL, 144A	AAA(a)	0.319	%(b)	04/10/49	4,142	3,994,259
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A2FL, 144A	Aaa	0.339	%(b)	06/10/49	1,685	1,683,133
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	AAA(a)	5.620%		02/10/51	8,798	8,903,571
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	Aa3	4.668%		07/10/43	22,344	23,496,906
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	AAA(a)	5.736%		06/11/50	14,048	14,465,779
Boca Hotel Portfolio Trust 2013-BOCA, Class A, 144A	AAA(a)	1.324	%(b)	08/15/26	15,000	15,023,655
CD Mortgage Trust, Series 2006-CD2, Class A4	Aaa	5.304	%(b)	01/15/46	15,705	16,918,997
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A3	Aaa	5.431%		10/15/49	5,636	5,685,480
Cobalt CMBS Commercial Mortgage Trust, Series 2006- C1, Class A1A	AA+(a)	5.199%		08/15/48	14,918	15,987,747
Cobalt CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	AA+(a)	5.223%		08/15/48	3,448	3,737,880
Commercial Mortgage Trust, Series 2005-GG5, Class A5	Aa2	5.224	%(b)	04/10/37	10,000	10,609,270
Commercial Mortgage Trust, Series 2006-C7, Class A4	AAA(a)	5.944	%(b)	06/10/46	13,100	14,343,675
Commercial Mortgage Trust, Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	13,470	13,790,906
Credit Suisse Commercial Mortgage Trust, Series 2006- C1, Class A4	AAA(a)	5.390	%(b)	02/15/39	3,580	3,872,407
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	A1	4.832%		04/15/37	22,020	22,922,798
GE Business Loan Trust, Series 2003-2A, Class A, 144A	Aa1	0.544	%(b)	11/15/31	4,102	3,934,029
GE Business Loan Trust, Series 2004-2A, Class A, 144A	Aa1	0.394	%(b)	12/15/32	4,712	4,444,935
GE Business Loan Trust, Series 2006-2A, Class A, 144A	Aa3	0.354	%(b)	11/15/34	7,340	6,681,327
GS Mortgage Securities Trust, Series 2006-GG6, Class A2	AAA(a)	5.506	%(b)	04/10/38	561	567,173

GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(a)	5.553	%(b)	04/10/38	3,510	3,801,702
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	37,086	40,957,148
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-INN, Class A, 144A	Aaa	1.572	%(b)	10/15/30	18,700	18,714,343
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A3A1	Aaa	5.419	%(b)	01/12/43	1,325	1,347,632
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A3	Aaa	5.229	%(b)	12/15/44	4,000	4,072,376
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class A4	Aaa	5.481	%(b)	12/12/44	10,510	11,298,124
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	Aaa	5.798	%(b)	06/15/49	7,279	7,437,687
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2FL	Aaa	0.314	%(b)	06/15/49	23,229	22,856,227
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A2	Aaa	5.827%		02/15/51	54	54,222
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2	Aaa	3.149%		08/15/46	10,000	10,471,510
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	Aaa	3.272%		07/15/45	10,000	10,172,880
LB Commercial Mortgage Trust, Series 2007-C3, Class A2FL, 144A	Aaa	5.840	%(b)	07/15/44	29	28,503
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A2FL, 144A	A(a)	0.476	%(b)	06/12/50	720	713,138
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(a)	5.653	%(b)	02/12/39	5,000	5,379,085
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A2FL	Aaa	0.289	%(b)	12/12/49	5,051	5,043,250
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172	%(b)	12/12/49	7,000	7,613,648
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	Aaa	5.331%		03/12/51	825	825,752
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2FL, 144A	Aaa	0.314	%(b)	03/12/51	22,593	22,444,212
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class ASB	AAA(a)	5.826	%(b)	08/12/49	1,304	1,343,240
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2	Aaa	1.972%		08/15/45	24,000	24,507,024
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FL	Aaa	0.334	%(b)	04/15/49	13,105	12,871,742
UBS-Barclays Commercial Mortgage Trust, Series 2012- C4, Class A3	AAA(a)	2.533%		12/10/45	21,000	20,601,042
Wachovia Bank Commercial Mortgage Trust, Series 2004- C10, Class A4	Aaa	4.748%		02/15/41	5,643	5,657,766
Wachovia Bank Commercial Mortgage Trust, Series 2005- C22, Class A4	Aaa	5.289	%(b)	12/15/44	1,315	1,406,791
Wachovia Bank Commercial Mortgage Trust, Series 2006- C23, Class A4	Aaa	5.418	%(b)	01/15/45	12,110	12,968,115
Wachovia Bank Commercial Mortgage Trust, Series 2006- C23, Class A5	Aaa	5.416	%(b)	01/15/45	9,500	10,297,915
Wachovia Bank Commercial Mortgage Trust, Series 2006- C25, Class A5	Aaa	5.724	%(b)	05/15/43	10,700	11,801,597
Wachovia Bank Commercial Mortgage Trust, Series 2006- C27, Class A1A	Aaa	5.749	%(b)	07/15/45	26,753	29,561,718
Wachovia Bank Commercial Mortgage Trust, Series 2006- C27, Class A3	Aaa	5.765	%(b)	07/15/45	23,344	25,192,008
Wachovia Bank Commercial Mortgage Trust, Series 2006- C28, Class A1A	Aaa	5.559%		10/15/48	10,332	11,284,834

Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	Aaa	5.572%		10/15/48	11,992	13,180,575
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	Aaa	5.246%		12/15/43	563	565,676
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3	Aaa	5.925	%(b)	02/15/51	1,098	1,116,628
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	Aaa	5.608	%(b)	05/15/46	17,060	18,833,453

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $578,995,041)						577,275,333

CORPORATE BONDS — 43.3%
Automotive —2.7%
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A(g)	A1	0.637	%(b)	05/26/16	22,500	22,526,123
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes	A1	0.744	%(b)	10/07/16	7,000	7,026,320
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	A3	0.843	%(b)	01/09/15	11,700	11,741,945
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	A3	1.250%		01/11/16	28,000	28,140,896
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	Baa1	1.150%		09/15/15	15,000	15,028,320
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	A3	1.000	%(b)	03/21/14	15,000	15,037,050

						99,500,654

Banking — 17.1%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	A2	2.006	%(b)	01/30/14	30,000	30,106,350
American Express Credit Corp., Sr. Unsec’d. Notes	A2	0.747	%(b)	07/29/16	15,300	15,375,322
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	1.356	%(b)	06/12/15	35,000	35,522,200
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	0.984	%(b)	01/10/14	25,000	25,040,100
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	3.700%		09/01/15	30,000	31,432,440
Bank of Montreal (Canada), Sr. Unsec’d. Notes	Aa3	1.300%		07/15/16	50,000	50,415,950
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	Aa3	0.469	%(b)	10/23/15	15,000	15,011,100
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	Aa3	0.700%		10/23/15	20,000	20,027,240
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	Aa2	0.764	%(b)	07/15/16	25,000	25,128,350
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes	Aa3	0.766	%(b)	07/18/16	25,000	25,122,050
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	2.250%		08/07/15	30,000	30,636,420
Cooperatieve Centrale Raiffeisen-Boerenieenbank BA (Netherlands), Bank Gtd. Notes	Aa2	1.850%		01/10/14	30,000	30,095,610
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	1.238	%(b)	02/07/14	25,000	25,048,250
HSBC Bank PLC (United Kingdom), 144A	Aa3	1.044	%(b)	01/17/14	30,000	30,048,780
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	0.904	%(b)	10/15/15	25,000	25,081,125
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	A2	1.038	%(b)	01/24/14	25,000	25,049,600
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	1.838	%(b)	01/24/14	35,000	35,102,305
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	Aa3	0.473	%(b)	01/06/15	15,000	15,031,305
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	Aa3	0.628	%(b)	03/08/16	26,000	26,043,238
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%		09/18/15	25,000	25,604,500
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN	Aa1	0.418	%(b)	05/01/15	30,000	30,022,320
UBS AG (Switzerland), Sr. Unsec’d. Notes	A2	1.238	%(b)	01/28/14	14,526	14,563,201
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	1.170	%(b)	06/26/15	10,000	10,116,070
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	1.500%		07/01/15	30,000	30,415,590

						626,039,416

Brokerage/Financial Services — 0.5%
BlackRock, Inc., Sr. Unsec’d. Notes	A1	1.375%		06/01/15	7,200	7,303,406
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	NR	3.000%		12/30/16	50,000	10,500,000

						17,803,406

Cable — 1.0%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	0.781	%(b)	04/15/16	35,000	35,160,790

Capital Goods — 2.1%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	1.375%		05/20/14	25,000	25,145,175
Caterpiliar Financial Services Corp., Unsec’d. Notes, MTN	A2	1.550%		12/20/13	10,000	10,018,260
John Deere Capital Corp., Unsec’d. Notes	A2	0.750%		01/22/16	20,000	20,036,740
United Technologies Corp., Sr. Unsec’d. Notes	A2	0.760	%(b)	06/01/15	20,000	20,128,680

						75,328,855

Chemicals — 1.1%
E.l. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	0.671	%(b)	03/25/14	40,000	40,076,880

Electric — 1.1%
Georgia Power Co., Sr. Unsec’d. Notes	A3	0.574	%(b)	03/15/16	20,000	20,000,860
National Rural Utilities Cooperative Finance Corp., Collateral Trust	A1	1.125%		11/01/13	10,000	10,000,000
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	1.200%		06/01/15	10,000	10,065,940

						40,066,800

Energy-Integrated — 0.8%
Chevron Corp., Sr. Unsec’d. Notes	Aa1	0.889%		06/24/16	8,700	8,748,276
Total Capital Canada Ltd. (France), Gtd. Notes	Aa1	0.624	%(b)	01/15/16	20,000	20,111,580

						28,859,856

Foods — 2.5%
General Mills, Inc., Sr. Unsec’d, Notes	A3	0.537	%(b)	01/29/16	25,000	25,016,650
Kellogg Co., Sr. Unsec’d. Notes	Baa1	0.469	%(b)	02/13/15	23,000	23,029,463
PepsiCo, Inc., Sr. Notes	A1	0.472	%(b)	02/26/16	20,000	20,009,420
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	Baa1	1.850%		01/15/15	23,000	23,289,961

						91,345,494

Healthcare & Pharmaceutical — 4.5%
Baxter international, Inc., Sr. Unsec’d. Notes	A3	0.426	%(b)	12/11/14	5,000	5,006,730
Baxter International, Inc., Sr. Unsec’d. Notes	A3	0.950%		06/01/16	10,000	10,049,260
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	A1	0.700%		03/18/16	37,500	37,503,300
McKesson Corp., Sr. Unsec’d. Notes	Baa2	0.950%		12/04/15	5,000	5,002,340
Merck & Co, Inc, Sr. Unsec’d. Notes	A2	0.453	%(b)	05/18/16	40,000	40,120,040
Quest Diagnostics, Inc., Gtd. Notes	Baa2	1.100	%(b)	03/24/14	20,000	20,051,960
Sanofi (France), Sr. Unsec’d. Notes	A1	0.558	%(b)	03/28/14	30,000	30,042,450
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	1.166	%(b)	11/08/13	17,000	17,000,850

						164,776,930

Insurance — 1.7%
Metropolitan Life Global Funding, Inc., 144A	Aa3	0.994	%(b)	01/10/14	30,000	30,043,200
New York Life Global Funding I, Sr. Sec’d. Notes, 144A	Aaa	3.000%		05/04/15	13,025	13,500,738
Principal Life Global Funding II, Sec’d. Notes, 144A	Aa3	0.632	%(b)	05/27/16	20,000	20,035,980

						63,579,918

Lodging 0.5%
Carnival Corp. (Panama), Gtd. Notes	Baa1	1.200%		02/05/16	17,000	16,918,791

Metals 1.6%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	0.509	%(b)	02/18/14	30,000	30,025,530
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.050%		10/23/15	30,000	30,237,570

						60,263,100

Non-Captive Finance 1.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	0.843	%(b)	01/08/16	20,000	20,097,380
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	1.000%		01/08/16	25,000	25,109,575
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	1.048	%(b)	12/29/14	1,000	1,004,108

						46,211,063

Pipelines & Other 0.5%
TransCanada Pipelines Ltd. (Canada), Sr. Unsec’d. Notes	A3	0.750%		01/15/16	20,000	19,953,880

Retailers 0.3%
Walgreen Co., Sr. Unsec’d. Notes	Baa1	0.754	%(b)	03/13/14	10,000	10,010,900

Technology 1.4%
Broadcom Corp., Sr. Unsec’d. Notes	A2	1.500%		11/01/13	5,000	5,000,000
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	0.661	%(b)	05/30/14	8,250	8,252,417
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	1.550%		05/30/14	10,000	10,048,370
International Business Machines Corp., Sr. Unsec’d. Notes	Aa3	0.550%		02/06/15	30,000	30,075,990

						53,376,777

Telecommunications 2.1%
AT&T, Inc., Sr. Unsec’d. Notes	A3	0.624	%(b)	02/12/16	37,000	36,946,276
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	1.782	%(b)	09/15/16	10,000	10,253,700
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	2.500%		09/15/16	30,000	31,131,150

						78,331,126

Tobacco 0.5%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	A3	1.400%		06/05/15	20,000	20,195,620

TOTAL CORPORATE BONDS (cost $1,615,960,404)						1,587,800,256

MUNICIPAL BONDS 1.1%
Port Authority of New York & New Jersey, Rev. Bonds, 176th Series	Aa3	0.500%		12/01/14	6,300	6,304,725
University of California, Rev. Bonds, Taxable, Series Y-1	Aa1	0.748	%(b)	07/01/41	33,775	33,796,278

TOTAL MUNICIPAL BONDS (cost $40,112,290)						40,101,003

TOTAL LONG-TERM INVESTMENTS (cost $3,513,912,137)						3,557,537,399

SHORT-TERM INVESTMENTS 4.0%

					Shares
AFFILIATED MONEY MARKET MUTUAL FUND 2.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $84,656,430)(e)					84,656,430	84,656,430

				Principal Amount (000)#
COMMERCIAL PAPER(f) — 1.1%
Vodafone Group PLC, 144A (cost $39,944,889)	P-2	0.807%	01/02/14	40,000	39,980,400

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
Federal Home Loan Mortgage Corp.(g)		0.145%	01/14/14	6,000	5,999,628
Federal Home Loan Mortgage Corp.(g)		0.350%	12/05/14	15,000	15,026,385

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $21,018,174)					21,026,013

TOTAL SHORT-TERM INVESTMENTS (cost $145,619,493)					145,662,843

TOTAL INVESTMENTS — 101.1% (cost $3,659,531,630)(h)					3,703,200,242
LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (1.1)%					(39,623,747)

NET ASSETS 100.0%					$3,663,576,495

The following abbreviations are used in the Portfolio descriptions;

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
CMBS	Commercial Mortgage-Backed Security
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of October 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount or Notional Amount shown in U.S. dollars unless otherwise stated.
(a)	Standard & Poor’s Rating.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2013.
(c)	Represents step coupon bond. Rate shown reflects the rate in effect at October 31, 2013.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	Represents zero coupon. Rate quoted represents yield-to-maturity as of purchase date.
(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(h)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at October 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciatlon)(2)	Counterparty
Over-the-counter swap agreements:
50,000	01/06/14	1.285%	3 month LIBOR(1)	$(255,255)	$—	$(255,255)	UBS AG
20,000	03/03/14	2.158%	3 month LIBOR(1)	(190,052)	—	(190,052)	Barclays Bank PLC
50,000	12/15/14	2.606%	3 month LIBOR(1)	(1,810,240)	827	(1,809,413)	Barclays Bank PLC
50,000	01/23/15	0.698%	3 month LIBOR(1)	(333,616)	—	(333,616)	Bank of Nova Scotia
40,000	02/03/15	0.575%	3 month LIBOR(1)	(165,720)	—	(165,720)	Bank of Nova Scotia
25,000	06/22/15	0.640%	3 month LlBOR(1)	(165,960)	—	(165,960)	Bank of Nova Scotia

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciatlon)(2)	Counterparty
Over-the-counter swap agreements: (cont’d)
30,000	08/02/15	0.484%	3 month LIBOR(1)	$(75,977)	$—	$(75,977)	Bank of Nova Scotia
35,000	11/13/15	0.453%	3 month LIBOR(1)	(73,732)	—	(73,732)	Morgan Stanley Capital Services, Inc.
20,000	12/07/15	0.757%	3 month LIBOR(1)	(186,065)	—	(186,065)	Bank of Nova Scotia
25,000	12/15/15	2.938%	3 month LIBOR(1)	(1,591,226)	—	(1,591,226)	Morgan Stanley Capital Services, Inc.
60,000	01/14/16	0.508%	3 month LIBOR(1)	(147,149)	—	(147,149)	Morgan Stanley Capital Services, Inc.
25,000	02/01/16	0.588%	3 month LIBOR(1)	(87,276)	—	(87,276)	Royal Bank of Scotland PLC
25,000	03/04/16	0.505%	3 month LIBOR(1)	(16,309)	—	(16,309)	Bank of America
50,000	03/15/16	0.546%	3 month LIBOR(1)	(71,496)	—	(71,496)	Deutsche Bank
25,000	04/13/16	0.925%	3 month LIBOR(1)	(256,329)	—	(256,329)	Bank of Nova Scotia
10,000	05/10/16	0.860%	3 month LIBOR(1)	(115,483)	—	(115,483)	Bank of Nova Scotia
15,000	05/16/16	0.890%	3 month LIBOR(1)	(183,806)	—	(183,806)	Bank of Nova Scotia
5,000	05/22/16	0.909%	3 month LIBOR(1)	(63,190)	—	(63,190)	Bank of Nova Scotia
25,000	06/06/16	0.499%	3 month LIBOR(1)	616	—	616	Bank of Nova Scotia
20,000	07/29/16	0.680%	3 month LIBOR(1)	(78,022)	—	(78,022)	Bank of Nova Scotia
20,000	11/13/16	0.598%	3 month LIBOR(1)	18,388	—	18,388	Morgan Stanley Capital Services, Inc.
25,000	12/06/16	0.575%	3 month LIBOR(1)	65,575	—	65,575	Bank of Nova Scotia
8,400	06/15/17	2.880%	3 month LIBOR(1)	(682,218)	—	(682,218)	Barclays Bank PLC
13,000	05/16/18	4.531%	3 month LIBOR(1)	(2,162,191)	—	(2,162,191)	Barclays Bank PLC
20,000	02/18/20	4.762%	3 month LIBOR(1)	(3,699,533)	—	(3,699,533)	Royal Bank of Scotland PLC
20,000	06/01/20	1.235%	3 month LIBOR(1)	825,612	—	825,612	Bank of Nova Scotia
10,000	12/15/20	3.855%	3 month LIBOR(1)	(1,338,506)	—	(1,338,506)	Morgan Stanley Capital Services, Inc.

				$(12,839,160)	$827	$(12,838,333)

Exchange-traded swap agreements outstanding at October 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2013	Unrealized Appreciation (Depreciation)(2)
25,000	04/28/16	0.557%	3 month LIBOR(1)	$211	(10,319)	$(10,530)
25,000	05/02/16	0.536%	3 month LIBOR(1)	213	5,387	5,174
40,000	07/15/16	0.800%	3 month LIBOR(1)	—	(214,990)	(214,990)
30,000	09/13/16	1.036%	3 month LIBOR(1)	272	(328,405)	(328,677)
9,650	06/18/20	1.743%	3 month LIBOR(1)	—	144,606	144,606

				$696	$(403,721)	$(404,417)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The amount represents fair value of derivative investments subject to interest rate exposure as of October 31, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$787,897,194	$—
Residential Mortgage-Backed Securities	—	564,463,613	—
Commercial Mortgage-Backed Securities	—	577,275,333	—
Corporate Bonds	—	1,587,800,256	—
Municipal Bonds	—	40,101,003	—
Affiliated Money Market Mutual Fund	84,656,430	—	—
Commercial Paper	—	39,980,400	—
U.S. Government Agency Obligations	—	21,026,013	—
Other Financial Instruments*
Interest Rate Swaps	(404,417)	(12,838,333)	—

Total	$84,252,013	$3,605,705,479	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Money Market Fund’s securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board of Trustees. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian, or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Prudential Core Short-Term Bond Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	December 19, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	December 19, 2013

*	Print the name and title of each signing officer under his or her signature.